Regulation A Subscription	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Regulation A Subscription

NOTE 20: REGULATION A SUBSCRIPTION

On June 30, 2021, Mystic Holdings, Inc. (the “Company”) completed final closing in the amount of its offering of the Company’s common stock pursuant to Regulation A (Regulation A+) of Section 3(6) of the Securities Act of 1933, as amended, for Tier 2 offerings (the “Offering”). The total of $14,415,858 were received as of June 30, 2021, the balance of $749,468 is booked as “Receivable from Dealmaker” in Consolidated Balance Sheets and the remaining balance of $236,047 is booked as Deal Maker Fee in Consolidated Statements of Income. As of September 30, 2021 the balance has been paid off.

NOTE 4: REGULATION A SUBSCRIPTION

On March 2020, the company received qualification from the US Securities and Exchange commission to proceed with the offering. The company continued a securities offering started in 2020 where company will be offering up to 50 million shares of common stock in a securities offering exempt from SEC registration under Regulation A, tier 2. On December 31, 2020, the Company completed a partial closing in the amount of $7,551,667 of its offering of the Company’s common stock pursuant to Regulation A (Regulation A+) of Section 3(6) of the Securities Act of 1933, as amended, for Tier 2 offerings (the “Offering”).